Debentures (Details) - Schedule of Aggregate Annual Maturities € in Thousands, $ in Thousands	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)
Schedule of Aggregate Annual Maturities [Line items]
Long-term debentures	€ 104,887		€ 91,714
Current maturities	35,200	$ 38,933	18,714
Long-term loans	140,087		110,428
Second year [Member]
Schedule of Aggregate Annual Maturities [Line items]
Long-term debentures	35,212		37,779
Third year [Member]
Schedule of Aggregate Annual Maturities [Line items]
Long-term debentures	28,692		37,792
Fourth year [Member]
Schedule of Aggregate Annual Maturities [Line items]
Long-term debentures	13,625		16,143
Fifth year [Member]
Schedule of Aggregate Annual Maturities [Line items]
Long-term debentures	13,657
Later than five years and not later than seven years [member]
Schedule of Aggregate Annual Maturities [Line items]
Long-term debentures	€ 13,701